Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 38
3 YEAR	67
5 YEAR	98
10 YEAR	191
Vanguard Emerging Markets Stock Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	131
5 YEAR	210
10 YEAR	442
Vanguard Emerging Markets Stock Index Fund - Signal Shares
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	280
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	57
5 YEAR	81
10 YEAR	153
Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	$ 280